Line of Business	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Line of Business
Lines of Business

The Company conducts business through three operating segments:Wetpaint, Choose Digital, and DDGG. These operating segments are described below.
Through Wetpaint, the Company reports original news stories and publishes information content covering top television shows, music, celebrities, entertainment news and fashion. Wetpaint publishes more than 55 new articles, videos and galleries each day. The Company generates revenues through wetpaint.com by displaying advertisements to wetpaint.com users as they view its content.

To enhance our digital publishing business, the Company recently acquired assets of Rant Inc. ("Rant'), a leading digital publisher that publishes original content in 13 different verticals, most notably in sports, entertainment, pets, cars, and food. The combined Wetpaint and Rant properties currently have approximately 13.5 million fans on their Facebook pages and generate an average of 14.4 million visits per month.
Choose Digital is a white-label digital marketplace featuring a recent and wide range of digital content, including music, movies, TV shows, eBooks and audiobooks. The content is sourced from the world’s leading record companies and book publishers and an aggregator of movie and TV content. Choose Digital generates revenues when participants in Choose Digital's clients' loyalty programs redeem loyalty credits for digital content provided by Choose Digital. For example, if a participant in a loyalty program redeems credits for a song download provided by Choose Digital, the client loyalty program pays Choose Digital for the download.

The Company's wholly owned subsidiary, DDGG, made a recent investment in the DraftDay.com platform. Through DraftDay.com, users can draft a fantasy sports team within a salary cap, follow game action and reap rewards.  DraftDay.com will continue to offer high-quality entertainment to consumers as well as to businesses desiring turnkey solutions to new revenue streams. See Note 6, Acquisitions, for further details on this acquisition.

Line of Business
Line of Business

The Company conducts business through three operating segments: Wetpaint, Choose Digital and DDGG. These operating segments are described below.

Through Wetpaint, the Company reports original news stories and publishes information content covering top television shows, music, celebrities, entertainment news and fashion. Wetpaint publishes more than 55 new articles, videos and galleries each day. The Company generates revenues through wetpaint.com by displaying advertisements to wetpaint.com users as they view its content.

Choose Digital is a white-label digital marketplace featuring a recent and wide range of digital content, including music, movies, TV shows, eBooks and audiobooks. The content is sourced from the world’s leading record companies and book publishers and an aggregator of movie and TV content. Choose Digital generates revenues when participants in Choose Digital's clients' loyalty programs redeem loyalty credits for digital content provided by Choose Digital. For example, if a participant in a loyalty program redeems credits for a song download provided by Choose Digital, the client loyalty program pays Choose Digital for the download.

The Company's wholly owned subsidiary, DDGG, made a recent investment in the DraftDay.com platform. Through DraftDay.com, users can draft a fantasy sports team within a salary cap, follow game action and reap rewards.  DraftDay.com will continue to offer high-quality entertainment to consumers as well as to businesses desiring turnkey solutions to new revenue streams. See Note 6, Acquisitions, for further details on this acquisition.